Financial instruments and risk management - Exposure to currency risk (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	€ (14,057)	€ (8,535)
EUR | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(12,125)	(5,850)
EUR | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(8,140)	(6,711)
EUR | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(385)	(5,905)
EUR | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	1,841	5,738
EUR | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	759	2,355
EUR | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	3,993	1,838
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	5,350	2,434
USD | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
USD | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(1,971)	(4,883)
USD | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(627)	(415)
USD | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	985	924
USD | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	196	240
USD | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	6,767	6,568
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	140	77
GBP | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
GBP | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(210)	(80)
GBP | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
GBP | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	132	110
GBP | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
GBP | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	218	47
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	364	201
AUD | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
AUD | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(54)	(178)
AUD | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
AUD | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	154	132
AUD | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
AUD | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	264	247
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	582	(27)
CAD | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
CAD | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(13)	(620)
CAD | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
CAD | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	147	143
CAD | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
CAD | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	448	450
ILS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	2,050	2,663
ILS | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
ILS | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(124)	(343)
ILS | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	(1,099)
ILS | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	19	0
ILS | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	19	2,500
ILS | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	€ 2,136	€ 1,605